Goodwill and other intangible assets - Fair value (Details) - Level 3	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Goodwill and other intangible assets
Monthly tower cashflow	$ 2,600,000	$ 1,600,000
Monthly tower cashflow changes	$ 327,000
Tower cashflow multiples	22.0	22.0
Changes in tower cashflow multiples	2.63
Estimated cost of disposal percent	0.82%	1.20%
Changes in estimated cost of disposal percent	11.95%